UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/10

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS

- DREYFUS GLOBAL SUSTAINABILITY FUND (Class A, C, and I)

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Global Sustainability Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Sustainability Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Sustainability Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Jocelin Reed, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Global Sustainability Fund’s Class A shares produced a total return of 4.68%, Class C shares returned 4.31% and Class I shares returned 4.83%.1 In comparison, the fund’s benchmark, the Dow Jones Sustainability World Index (“DJSI World Index”), produced a 5.14% total return over the same period.2

Global stock markets encountered heightened volatility during the reporting period, as the worldwide economy gradually recovered but Europe suffered through a sovereign debt crisis. The fund produced lower returns than its benchmark, mainly due to individual stock selection within Spain.

The Fund’s Investment Approach

The fund seeks capital growth.To pursue its goal, the fund normally invests primarily in the stocks of companies that have sustainable operating practices and/or produce sustainable products or services and that meet certain fundamental investment criteria. The fund’s investments are focused among the major developed markets of the world, such as the United States, Canada, Japan,Australia, Hong Kong and Western Europe.The fund, however, may invest up to 20% of its assets in emerging markets, but will not invest more than 10% of its assets in any one emerging market country.

We use a proprietary model to rank stocks within geographic regions, countries and economic sectors based on several characteristics, including a measure of the value, growth and financial profile.We then select the stocks that meet the fund’s sustainability and investment criteria.

Economic Recovery, Debt Crisis Sparked Volatility

Although unemployment has remained stubbornly high in many regions of the world, improved manufacturing activity and robust demand for energy and industrial commodities from the emerging markets generally helped boost investor confidence. However, market conditions differed

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

from one region to another. While Asia and Latin America seemed to thrive, Europe was mired in a sovereign debt crisis. The United States showed encouraging signs of economic growth, but Japan continued to struggle with persistent economic weakness.

The global stock market rally began to lose momentum during the final months of 2009, and investors appeared to shift their focus from bargain-hunting to higher-quality companies with predictable earnings. However, stocks pulled back sharply in January 2010 when Greece’s debt crisis dominated the headlines. Most non-European markets had bounced back by the reporting period’s end, largely erasing previous losses amid rising corporate earnings.

European Holdings Dampened Fund Performance

Although the fund produced positive absolute returns over the reporting period and maintained country allocations that were roughly in line with its benchmark, its investments in Europe weighed on the fund’s absolute performance.A closer look at the DJSI World Index’s results reveals that its European components posted a mild decline, on average, while its North American positions produced double-digit gains.

Stocks generally provided better results outside of continental Europe. In the United Kingdom, a brighter economic picture helped support equity prices. The fund fared particularly well among U.K. consumer discretionary stocks. Food service provider Compass Group advanced on the strength of a sound business model and its substantial presence in North American markets. Gaming company Ladbrokes also benefited from diverse geographic exposure, as well as revived consumer spending.

In the financials sector, the fund held underweighted exposure to a number of U.K. financial institutions — including global bank HSBC Holdings, asset manager Schroders and investment bank Investec — that lagged market averages. Instead, we emphasized higher-quality financial firms in Canada, such as Royal Bank of Canada and Bank of Nova Scotia, which held up well in the downturn and continued to exhibit sound business fundamentals in the rebound. Finally, the fund benefited from underweighted exposure to Germany and France, where stocks suffered in the sovereign debt crisis.

Some of the fund’s greater laggards were found in Spain, where several industrial holdings declined sharply when regional economic concerns intensified. Among them were civil and engineering construction company Actividades de Construccion y Servicios S.A. and infrastructure developer Fomento de Construcciones y Contratas. The fund’s underweighted position in the United States undermined its relative performance to a degree, as did its emphasis on beverage producer The Coca-Cola Companies over its chief rival, PepsiCo.The fund also did not own The Walt Disney Company, which produced above-average returns as U.S. advertising spending rebounded.

Proceeding Cautiously in Europe

As of the reporting period’s end, we have remained invested in Europe, but we have adopted a higher-quality bias with regard to security selections, especially in the financials sector.We believe that heightened volatility in European markets may enable the fund to purchase stocks of fundamentally sound,multinational companies at attractive prices,and we are watching the region carefully for such opportunities. In other parts of the world, we remain optimistic regarding the effects of the ongoing recovery on corporate profits, particularly among companies with sustainable products and operating practices.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG, L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Dow Jones Sustainability World Index (DJSI World) covers the top 10% of the biggest 2,500 companies in the Dow Jones Global Total Stock Market Index in
terms of economic, environmental and social criteria. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Sustainability Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.58	$ 9.37	$ 4.32
Ending value (after expenses)	$1,046.80	$1,043.10	$1,048.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.51	$ 9.25	$ 4.26
Ending value (after expenses)	$1,019.34	$1,015.62	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and
.85% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

Common Stocks—96.7%	Shares	Value ($)
Australia—3.4%
BHP Billiton	2,739	100,063
GPT Group	63,765	34,362
Rio Tinto	1,900	123,607
		258,032
Canada—6.6%
Bank of Nova Scotia	2,604	132,570
Cenovus Energy	1,900	55,670
EnCana	1,900	62,833
Royal Bank of Canada	2,600	157,352
TELUS	2,525	93,413
		501,838
Finland—1.1%
Fortum	3,279	84,956
France—5.6%
AXA	3,884	77,202
Cie Generale d’Optique
Essilor International	593	36,238
Sanofi-Aventis	2,022	138,453
Technip	1,164	93,020
Unibail-Rodamco	413	77,833
		422,746
Germany—4.9%
Allianz	979	112,391
BASF	2,216	129,571
Muenchener Rueckversicherungs	573	80,978
Puma	153	51,223
		374,163
Greece—1.2%
Coca-Cola Hellenic Bottling	3,477	94,218
Italy—3.8%
ENI	3,779	84,716
Stmicroelectronics NV	4,391	40,648
Telecom Italia	36,711	51,383
Terna Rete Elettrica Nazionale	20,011	81,139
UniCredit	9,855 [a]	25,848
		283,734

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—8.9%
Denso	2,800	81,127
Mitsubishi	5,100	121,022
Nomura Holdings	14,600	100,713
Rohm	1,200	89,245
Sumitomo	9,500	114,967
Toyota Motor	2,500	96,550
Trend Micro	2,000	67,275
		670,899
Netherlands—3.9%
Akzo Nobel	1,300	76,414
ING Groep	6,430 [a]	57,557
Royal Dutch Shell, Cl. A	5,041	158,198
		292,169
Norway—1.3%
Statoil	4,100	98,974
Portugal—.3%
Energias de Portugal	6,580	23,390
Spain—5.6%
Abertis Infraestructuras	524	9,041
ACS Actividades de Construccion y Servicios	1,803	81,106
Banco Santander	5,389	67,705
Enagas	3,503	69,985
Fomento de Construcciones y Contratas	1,875	61,472
Telefonica	5,978	134,247
		423,556
Switzerland—6.7%
Credit Suisse Group	2,100	96,068
Nestle	1,900	92,729
Novartis	1,883	96,073
Roche Holding	376	59,383
Swisscom	226	76,613
Zurich Financial Services	379	84,500
		505,366

Common Stocks (continued)	Shares	Value ($)
United Kingdom—17.4%
Anglo American	2,280 [a]	97,650
AstraZeneca	1,297	57,347
Aviva	12,123	64,155
Barclays	5,314	27,208
BP	11,247	97,980
British Land	9,397	67,066
Compass Group	7,375	60,198
GlaxoSmithKline	4,806	89,007
HSBC Holdings	7,412	75,509
Investec	10,600	84,037
Ladbrokes	25,600	61,003
Legal & General Group	55,596	72,013
Marks & Spencer Group	10,966	61,428
Rio Tinto	2,710	136,705
Schroders	4,010	84,508
Unilever	3,841	115,063
United Utilities Group	7,699	63,164
		1,314,041
United States—26.0%
3M	800	70,936
Baxter International	2,000	94,440
Cisco Systems	3,000 [a]	80,760
Coca-Cola	3,200	171,040
Colgate-Palmolive	500	42,050
Cummins	1,800	130,014
El Paso	8,700	105,270
Hewlett-Packard	1,000	51,970
Humana	2,100 [a]	96,012
Intel	6,100	139,263
International Business Machines	1,800	232,200
Kimberly-Clark	1,600	98,016
Kraft Foods, Cl. A	4,100	121,360
McDonald’s	2,200	155,298

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
MeadWestvaco	3,100	84,227
Praxair	1,200	100,524
Quest Diagnostics	1,400	80,024
UnitedHealth Group	3,800	115,178
		1,968,582
Total Common Stocks
(cost $6,337,964)		7,316,664

Other Investment—1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $130,000)	130,000 [b]	130,000

Total Investments (cost $6,467,964)	98.4%	7,446,664
Cash and Receivables (Net)	1.6%	117,444
Net Assets	100.0%	7,564,108

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial Services	15.7	Wholesale	3.1
Technology	10.6	Insurance	2.9
Health Care	9.3	Real Estate	2.4
Energy	7.9	Oil & Gas	2.0
Basic Industries	7.0	Money Market Investment	1.7
Chemicals	6.1	Consumer Durables	1.3
Foods & Related Products	4.4	Communications	1.2
Consumer Services	4.2	Transportation	1.2
Consumer Non-Durables	4.1	Gaming	.8
Capital Goods	4.0	Restaurants	.8
Utilities	3.8	Retail	.8
Mining	3.1		98.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		6,337,964	7,316,664
Affiliated issuers		130,000	130,000
Cash			44,383
Cash denominated in foreign currencies		32,577	32,461
Dividends and interest receivable			33,908
Prepaid expenses			38,527
Due from The Dreyfus Corporation and affiliates—Note 3(c)			363
			7,596,306
Liabilities ($):
Accrued expenses			32,198
Net Assets ($)			7,564,108
Composition of Net Assets ($):
Paid-in capital			6,310,850
Accumulated undistributed investment income—net			9,461
Accumulated net realized gain (loss) on investments			265,193
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			978,604
Net Assets ($)			7,564,108

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	4,969,328	596,140	1,998,640
Shares Outstanding	332,217	40,000	133,508
Net Asset Value Per Share ($)	14.96	14.90	14.97

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,906 foreign taxes withheld at source):
Unaffiliated issuers	112,162
Affiliated issuers	74
Total Income	112,236
Expenses:
Management fee—Note 3(a)	18,945
Auditing fees	22,067
Registration fees	21,603
Trustees’ fees and expenses—Note 3(d)	21,408
Custodian fees—Note 3(c)	7,893
Shareholder servicing costs—Note 3(c)	7,437
Legal fees	7,336
Prospectus and shareholders’ reports	3,712
Distribution fees—Note 3(b)	2,257
Loan commitment fees—Note 2	113
Miscellaneous	24,584
Total Expenses	137,355
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(95,790)
Less—reduction in fees due to earnings credits—Note 1(c)	(1)
Net Expenses	41,564
Investment Income—Net	70,672
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	276,565
Net realized gain (loss) on forward foreign currency exchange contracts	(3,976)
Net Realized Gain (Loss)	272,589
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	552
Net Realized and Unrealized Gain (Loss) on Investments	273,141
Net Increase in Net Assets Resulting from Operations	343,813

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income—net	70,672	112,527
Net realized gain (loss) on investments	272,589	125,572
Net unrealized appreciation
(depreciation) on investments	552	978,052
Net Increase (Decrease) in Net Assets
Resulting from Operations	343,813	1,216,151
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(52,442)	(8,320)
Class C Shares	(2,400)	(880)
Class I Shares	(25,476)	(1,120)
Net realized gain on investments:
Class A Shares	(142,577)	—
Class C Shares	(17,400)	—
Class I Shares	(57,420)	—
Total Dividends	(297,715)	(10,320)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	107,219	4,098,039
Class C Shares	—	500,000
Class I Shares	246,906	1,730,699
Dividends reinvested:
Class A Shares	4,526	—
Class I Shares	53,834	—
Cost of shares redeemed:
Class A Shares	(32,058)	—
Class I Shares	(167,324)	(229,662)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	213,103	6,099,076
Total Increase (Decrease) in Net Assets	259,201	7,304,907
Net Assets ($):
Beginning of Period	7,304,907	—
End of Period	7,564,108	7,304,907
Undistributed investment income—net	9,461	19,107

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class A
Shares sold	7,142	326,965
Shares issued for dividends reinvested	298	—
Shares redeemed	(2,188)	—
Net Increase (Decrease) in Shares Outstanding	5,252	326,965
Class C
Shares sold	—	40,000
Class I
Shares sold	16,146	140,123
Shares issued for dividends reinvested	3,544	—
Shares redeemed	(11,212)	(15,093)
Net Increase (Decrease) in Shares Outstanding	8,478	125,030

a From December 15, 2008 (commencement of operations) to October 31, 2009.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended
Class A Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.85	12.50
Investment Operations:
Investment income—net[b]	.14	.26
Net realized and unrealized
gain (loss) on investments	.57	2.12
Total from Investment Operations	.71	2.38
Distributions:
Dividends from investment income—net	(.16)	(.03)
Dividends from net realized gain on investments	(.44)	—
Total Distributions	(.60)	(.03)
Net asset value, end of period	14.96	14.85
Total Return (%)[c,d]	4.68	19.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.63	5.60
Ratio of net expenses to average net assets[e]	1.10	1.10
Ratio of net investment income
to average net assets[e]	1.86	2.32
Portfolio Turnover Rate[d]	21.01	50.92
Net Assets, end of period ($ x 1,000)	4,969	4,855

a	From December 15, 2008 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
Class C Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.76	12.50
Investment Operations:
Investment income—net[b]	.08	.18
Net realized and unrealized
gain (loss) on investments	.56	2.10
Total from Investment Operations	.64	2.28
Distributions:
Dividends from investment income—net	(.06)	(.02)
Dividends from net realized gain on investments	(.44)	—
Total Distributions	(.50)	(.02)
Net asset value, end of period	14.90	14.76
Total Return (%)[c,d]	4.31	18.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.39	6.36
Ratio of net expenses to average net assets[e]	1.85	1.85
Ratio of net investment income
to average net assets[e]	1.11	1.58
Portfolio Turnover Rate[d]	21.01	50.92
Net Assets, end of period ($ x 1,000)	596	590

a	From December 15, 2008 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2010	Year Ended
Class I Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.87	12.50
Investment Operations:
Investment income—net[b]	.16	.25
Net realized and unrealized
gain (loss) on investments	.57	2.15
Total from Investment Operations	.73	2.40
Distributions:
Dividends from investment income—net	(.19)	(.03)
Dividends from net realized gain on investments	(.44)	—
Total Distributions	(.63)	(.03)
Net asset value, end of period	14.97	14.87
Total Return (%)[c]	4.83	19.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.38	5.31
Ratio of net expenses to average net assets[d]	.85	.85
Ratio of net investment income
to average net assets[d]	2.11	2.15
Portfolio Turnover Rate[c]	21.01	50.92
Net Assets, end of period ($ x 1,000)	1,999	1,860

a	From December 15, 2008 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Sustainability Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective seeks capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A and 40,000 each of Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,968,582	—	—	1,968,582
Equity Securities—
Foreign†,††	—	5,348,082	—	5,348,082
Mutual Funds	130,000	—	—	130,000

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation tech-

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

niques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $10,320. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee, and
Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrow-

ings and extraordinary expenses) do not exceed .85% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $95,790 during the period ended April 30 2010.

During the period ended April 30, 2010, the Distributor retained $832 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .23% of the value of the fund’s average daily net assets, payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2010, Class C shares were charged $2,257 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $6,230 and $753, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $386 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $17 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $7,893 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,211, Rule 12b-1 distribution plan fees $380, shareholder services plan fees $1,181, custodian fees $5,257, chief compliance officer fees $3,199 and transfer agency per account fees $124, which are offset against an expense reimbursement currently in effect in the amount of $13,715.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2010, amounted to $1,541,782 and $1,663,731, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($) 4/30/2010 ($)		Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	100,000	850,000	820,000	130,000	1.7

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.At April 30, 2010, there were no open forward contracts outstanding.

At April 30, 2010, accumulated net unrealized appreciation on investments was $978,700, consisting of $1,101,102 gross unrealized appreciation and $122,402 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

- Dreyfus Global Sustainability Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)